Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000231759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration High Yield ETF
Trading Symbol	FHYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short Duration High Yield ETF (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration High Yield ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 25,653,931
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$25,653,931
Number of Investments	185
Portfolio Turnover	32%

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.8%
Automotive	4.2%
Consumer Cyclical Services	4.2%
Independent Energy	4.7%
Building Materials	4.8%
Health Care	4.9%
Insurance - P&C	6.1%
Midstream	6.4%
Gaming	6.4%
Technology	11.0%

Material Fund Change [Text Block]